Balance Sheets (Parenthetical)	Oct. 31, 2017 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par Value | $ / shares	$ 0.001
Common Stock, Shares Authorized	250,000,000
Common Stock, Shares Issued and Outstanding	132,900,000
Convertible note payable, net of debt discount | $	$ 182,819